Pay vs Performance Disclosure	12 Months Ended
	Dec. 29, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Jan. 01, 2023 USD ($) $ / shares	Jan. 02, 2022 USD ($) $ / shares	Jan. 03, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

A	B	C	D	E	F	G	H	I	J
					Value of initial fixed $100 investment based on:
Year	Summary compensation table total for PEO	Compensation actually paid to PEO	Average summary compensation table total for non-PEO NEOs	Average compensation actually paid to non-PEO NEOs	Total shareholder return	Peer group total shareholder return (S&P Pharmaceuticals sub index)	Peer group total shareholder return (S&P Healthcare Equipment sub index)	Net income ($ millions)	Annual relative total shareholder return (% points)
2024	$24,302,360	$16,980,925	$11,243,745	$8,560,550	$113.91	$159.21	$137.81	14,066	(19.9%)
2023	28,397,240	13,839,320	12,492,559	7,116,002	119.65	147.13	124.22	35,153	(18.6)
2022	13,099,487	18,910,984	8,021,796	11,882,576	130.91	146.65	113.92	17,941	5.6
2021	26,741,959	39,418,762	12,498,029	16,589,484	123.54	135.21	140.40	20,878	(2.4)
2020	29,575,974	28,993,387	12,948,370	11,481,071	110.85	107.53	117.63	14,714	1.6

Company Selected Measure Name	Annual relative total shareholder return
Named Executive Officers, Footnote

Executive name	PEO					Non-PEO NEO
	2020	2021	2022	2023	2024	2020	2021	2022	2023	2024
A. Gorsky	X	X
J. Duato			X	X	X	X	X
J. Wolk						X	X	X	X	X
P. Stoffels						X	X
J. Taubert						X	X	X	X	X
A. McEvoy								X	X
T. Mongon								X
J. Reed									X	X
P. Fasolo									X
T. Schmid										X

Peer Group Issuers, Footnote
Competitor composite peer group

Innovative Medicine	MedTech	Consumer Health (Excluded After August 2023)
AbbVie Inc.	Alcon, Inc.	Beiersdorf AG
Amgen Inc.	Bausch & Lomb Inc.	Colgate-Palmolive Co
AstraZeneca PLC	Boston Scientific Corporation	L'Oreal S.A.
Bristol-Myers Squibb Company	The Cooper Companies, Inc.	The Procter & Gamble Company
Eli Lilly & Company	Intuitive Surgical, Inc.	Reckitt Benckiser Group plc
GlaxoSmithKline plc	Medtronic plc	Unilever PLC
Merck & Co Inc	Smith & Nephew plc
Novartis AG	Stryker Corporation
Pfizer Inc	Zimmer Biomet Holdings, Inc
Roche Holding Ltd
Sanofi

PEO Total Compensation Amount	$ 24,302,360	$ 28,397,240	$ 13,099,487	$ 26,741,959	$ 29,575,974
PEO Actually Paid Compensation Amount	$ 16,980,925	13,839,320	18,910,984	39,418,762	28,993,387
Adjustment To PEO Compensation, Footnote
The following table shows the 2024 adjustments made to total compensation to determine the compensation actually paid:

Executive	Summary compensation table total	Minus summary compensation table value of equity awards	Plus pay versus performance value of equity awards	Minus summary compensation table change in the actuarial present value of pension benefits	Plus pay versus performance value of pension benefits	Equals compensation actually paid
PEO	$24,302,360	$15,707,150	$10,563,053	$2,694,000	$516,662	$16,980,925
Average of Non-PEO NEOs	11,243,745	6,337,915	4,339,254	981,750	297,216	8,560,550
The following table shows the 2024 amounts included in the pay-versus-performance value of equity awards.

Executive	Year-end fair value of equity awards granted during applicable year	Change in fair value as of year-end of any prior-year awards that remain unvested as of year-end	Change in fair value as of the vesting date of any prior-year awards that vested during applicable year	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	Pay versus performance value of equity awards
PEO	$14,429,512	$(1,979,600)	$(67,233)	$(1,819,626)	$10,563,053
Average of Non-PEO NEOs	5,822,384	(638,499)	(52,232)	(792,399)	4,339,254

Executive	Service costs attributable to the applicable year	Prior service costs introduced during the applicable year	Pay versus performance value of pension benefits
PEO	$516,662	$0	$516,662
Average of other NEOs	297,216	0	297,216

Non-PEO NEO Average Total Compensation Amount	$ 11,243,745	12,492,559	8,021,796	12,498,029	12,948,370
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,560,550	7,116,002	11,882,576	16,589,484	11,481,071
Adjustment to Non-PEO NEO Compensation Footnote
The following table shows the 2024 adjustments made to total compensation to determine the compensation actually paid:

Executive	Summary compensation table total	Minus summary compensation table value of equity awards	Plus pay versus performance value of equity awards	Minus summary compensation table change in the actuarial present value of pension benefits	Plus pay versus performance value of pension benefits	Equals compensation actually paid
PEO	$24,302,360	$15,707,150	$10,563,053	$2,694,000	$516,662	$16,980,925
Average of Non-PEO NEOs	11,243,745	6,337,915	4,339,254	981,750	297,216	8,560,550
The following table shows the 2024 amounts included in the pay-versus-performance value of equity awards.

Executive	Year-end fair value of equity awards granted during applicable year	Change in fair value as of year-end of any prior-year awards that remain unvested as of year-end	Change in fair value as of the vesting date of any prior-year awards that vested during applicable year	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	Pay versus performance value of equity awards
PEO	$14,429,512	$(1,979,600)	$(67,233)	$(1,819,626)	$10,563,053
Average of Non-PEO NEOs	5,822,384	(638,499)	(52,232)	(792,399)	4,339,254

Executive	Service costs attributable to the applicable year	Prior service costs introduced during the applicable year	Pay versus performance value of pension benefits
PEO	$516,662	$0	$516,662
Average of other NEOs	297,216	0	297,216

Compensation Actually Paid vs. Total Shareholder Return
The chart below compares the compensation actually paid to our CEO and the average of our other NEOs with the Company’s cumulative TSR.
As described on page 67, our three-year TSR relative to our competitor composite peers is one of our PSU performance measures. However, the Company’s cumulative TSR without a peer comparison is not one of the performance measures we use in our annual or long-term incentive plans.
The Company’s cumulative TSR includes both our annual share price appreciation and the impact of reinvested dividends. Because most of our executives’ compensation is equity-based long-term incentives, which vary in value with the Company’s price, our CAP is aligned with the annual share price appreciation component of TSR. Dividends confound the relationship because they are included in the cumulative TSR but are not included in CAP because we do not pay dividends on unvested equity awards.
CAP vs. TSR

■	PEO CAP	■	Average for Non-PEO NEO	—	TSR

Compensation Actually Paid vs. Net Income
The chart on page 116 compares the compensation actually paid to our CEO and the average of our other NEOs with the Company’s net income.
As described on pages 66 and 67, adjusted operational EPS is one of our annual incentive measures and three-year cumulative adjusted operational EPS is one of our PSU performance measures. These measures are compared to goals that we set at the beginning of each year for the annual incentives and at the beginning of each three-year performance period for the PSUs.
While annual net income impacts our adjusted operational EPS and three-year cumulative adjusted operational EPS, it is not one of the performance measures we use in our annual or long-term incentive plans. Therefore, any relationship of CAP with the Company’s annual net income would be indirect, at best, because it is not a performance measure in our compensation program and it is not compared to any goals.
Column I includes the Company’s net income, in millions, as reported in the Company’s audited financial statements. Net income in 2020-2023 includes the Consumer Health business, which separated from Johnson & Johnson in August 2023 as Kenvue. Net income in 2023 also includes proceeds from the sale of Kenvue. Net Income from Continuing Operations, which would have excluded this business, would have been $17.801 billion, $16.370 billion and $13.326 billion for 2021, 2022 and 2023, respectively.
CAP vs. net income

■	PEO CAP	■	Average for Non-PEO NEO	—	Net income

Compensation Actually Paid vs. Company Selected Measure
The chart on page 117 compares the compensation actually paid to our CEO and the average of our other NEOs with the Company’s annual relative TSR.
Annual relative TSR directly impacts the three overlapping PSU performance cycles that are outstanding each year. Higher annual relative TSR increases the fair value of the outstanding PSUs and conversely lower annual relative TSR decreases the fair value of outstanding PSUs.
Performance against our annual incentive goals, three-year cumulative adjusted operational EPS PSU goals and changes in the fair value of long-term incentive awards granted each year confound the relationship of CAP and annual relative TSR because they are independent of annual relative TSR.
Note: We use three-year relative TSR as a PSU performance measure. However, SEC guidance limits the measures to one-year periods.
CAP vs. annual relative TSR

■	PEO CAP	■	Average for Non-PEO NEO	—	Annual relative TSR
Annual relative TSR

TSR	2020	2021	2022	2023	2024
Johnson & Johnson	9.3%	12.8%	8.0%	(8.6%)	(4.8%)
Competitor composite	7.7	15.2	2.4	10.0	15.1
One-year relative TSR	1.6	(2.4)	5.6	(18.6)	(19.9)
The TSR for each of the business groups within the competitor composite peer group is weighted based on the Company’s sales mix for the prior year as shown in the table below. Following the separation of our Consumer Health business, the Consumer Health group was removed from the Competitor Composite Peer Group. See page 78 for additional details.
Competitor composite peer group weightings

Business group	2020	2021	2022	2023 (Pre-Kenvue separation)	2023 (Post-Kenvue separation)	2024
Innovative Medicine	51.4%	54.7%	55.1%	55.4%	65.7%	63.8%
MedTech	31.6	27.8	28.9	28.9	34.3	36.2
Consumer Health	16.9	17.5	16.0	15.7	0.0	0.0
Total	100.0	100.0	100.0	100.0	100.0	100.0
Note: Sum of individual components may not reflect total weighting due to rounding.
The TSR for each business group is weighted by the beginning of year market capitalization of each company. The companies in each business group are shown in the table on page 118.

Total Shareholder Return Vs Peer Group
The chart below compares the Company's cumulative TSR presented in the table with the cumulative TSR of our two peer indices: the S&P Pharmaceuticals Index and the S&P Healthcare Equipment Index.
We do not use the cumulative TSR of the S&P Pharmaceuticals Index or S&P Healthcare Equipment index as incentive measures for our NEOs. However, we do measure three-year relative TSR versus our competitor composite peer group as one of our PSU metrics, as described in greater detail in our PSU goal setting process on page 67. So, the relationship of CAP with our three-year relative TSR versus our competitor composite peer group is direct for each of the overlapping PSU performance periods shown in the table.
Cumulative TSR of the Company and peer groups

—	Company TSR	—	S&P Pharmaceuticals TSR	—	S&P Healthcare Equipment TSR

Tabular List, Table

Annual incentive financial performance measures	Long-term incentive financial performance measures
•Operational sales.	•Three-year cumulative adjusted operational EPS.
•Adjusted operational EPS growth.	•Three-year TSR compound annual growth rate versus the competitor composite peer group.
•Free cash flow.
•Share price.
•Share price appreciation.

Total Shareholder Return Amount	$ 113.91	119.65	130.91	123.54	110.85
Peer Group Total Shareholder Return Amount	159.21	147.13	146.65	135.21	107.53
Net Income (Loss)	$ 14,066,000,000	$ 35,153,000,000	$ 17,941,000,000	$ 20,878,000,000	$ 14,714,000,000
Company Selected Measure Amount	(0.199)	(0.186)	0.056	(0.024)	0.016
PEO Name	J. Duato	J. Duato	J. Duato	A. Gorsky	A. Gorsky
Additional 402(v) Disclosure
Total shareholder return and peer group shareholder return (columns F, G and H)
Columns F, G and H are the cumulative total shareholder return of a $100 investment from the beginning of fiscal year 2020 through the end of each of the years indicated for the Company (column F), the S&P Pharmaceuticals industry index (column G) and the S&P Healthcare Equipment industry index (column H). Total shareholder return includes share price appreciation and assumes dividend reinvestment.
Net income (column I)
Column I includes the Company’s net income, in millions, as reported in the Company’s audited financial statements. Net income in 2020-2023 includes the Consumer Health business, which separated from Johnson & Johnson in August 2023 as Kenvue. Net income in 2023 also includes proceeds from the sale of Kenvue. Net Income from Continuing Operations, which would have excluded this business, would have been $17.801 billion, $16.370 billion and $13.326 billion for 2021, 2022 and 2023, respectively.
Annual relative total shareholder return (column J)
Column J includes the percentage point difference between the Company’s and the competitor composite peer group’s TSR for each fiscal year.
We use three-year relative TSR as a PSU performance measure to link compensation actually paid to our executives to Company performance. We include one-year relative TSR in the table because it impacts the three overlapping PSU performance cycles that are outstanding each year. Furthermore, the SEC’s guidance precludes using multi-year performance measurement periods for the performance measures in the table.
Analysis of the information presented in the pay versus performance table
We describe the relationships between compensation actually paid and the Company’s cumulative TSR, net income and annual relative TSR beginning on page 115. We also compare the Company’s cumulative TSR with the peer indices.
Changes in PEO and NEOs from 2021-2022
It is important to keep in mind that our CEO and named executive officers have changed, making year-to-year comparisons of compensation actually paid difficult. Most significant is our change in CEO. For 2020 and 2021, Mr. Gorsky was our CEO (PEO in the table) and for 2022, 2023, and 2024, Mr. Duato was our CEO.
Components of compensation actually paid that vary with performance
The components of compensation actually paid that vary with performance each year are our annual incentive payouts, the fair value of long-term incentive awards granted in each year and the change in fair value of equity awards during the year.
The decisions regarding our annual incentive payouts are described in our 2021, 2022, 2023, and 2024 Proxy Statements and this Proxy Statement. The decisions regarding our long-term incentive awards are described in our 2020, 2021, 2022, 2023 and 2024 Proxy Statements.
The addition of the change in fair value of equity awards during the year is the most significant performance-related difference between CAP and the totals reported in the summary compensation table. The change in fair value of equity awards during the year varies with our annual share price appreciation and performance against our PSU goals.
We use multiple performance measures
We use seven financial performance measures for our annual and long-term incentives. We also vary the sizes of our long-term incentive grants each year based on individual performance. Therefore, no single financial performance measure can fully describe changes in CAP, especially because most of the measures are compared to annual or three-year goals.

Peer Group Total Shareholder Return Amount, Two | $ / shares	$ 137.81	$ 124.22	$ 113.92	$ 140.40	$ 117.63
Measure:: 1
Pay vs Performance Disclosure
Name	•Operational sales.
Measure:: 2
Pay vs Performance Disclosure
Name	•Adjusted operational EPS growth.
Measure:: 3
Pay vs Performance Disclosure
Name	•Free cash flow.
Measure:: 4
Pay vs Performance Disclosure
Name	•Three-year cumulative adjusted operational EPS.
Measure:: 5
Pay vs Performance Disclosure
Name	•Three-year TSR compound annual growth rate versus the competitor composite peer group.
Measure:: 6
Pay vs Performance Disclosure
Name	•Share price.
Measure:: 7
Pay vs Performance Disclosure
Name	•Share price appreciation.
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,694,000)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	516,662
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	516,662
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,563,053
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,707,150)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,429,512
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,979,600)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(67,233)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,819,626)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(981,750)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	297,216
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	297,216
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,339,254
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,337,915)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,822,384
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(638,499)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(52,232)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (792,399)